Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Option to extend term	ten years
Option to terminate period	1 year
Operating lease cost	€ 8,200	€ 10,000
Operating leases, rent expense			€ 4,700
Sublease income			€ 100
Sublease income	900	1,000
Cash payments for operating leases	5,225	10,200
New operating lease assets obtained in exchange for operating lease liabilities	417	103,498
Operating lease right-of-use assets	86,810	96,030
Current operating lease liabilities	7,188	5,037
Long-term operating lease liabilities	85,979	94,660
Total operating lease liabilities	€ 93,167	€ 99,697
Weighted average remaining lease term	17 years 3 months 18 days	17 years 7 months 6 days
Weighted average discount rate	3.90%	3.80%
2021	€ 10,583
2022	7,413
2023	7,114
2024	7,114
2025	7,098
2026 and thereafter	87,252
Lessee, Operating Lease, Liability, Payments, Due, Total	126,574
Less: imputed interest	€ (33,407)
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	17 years